Exploration and evaluation assets (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of exploration and evaluation assets

	Tuligtic	Other Property	Total
Exploration and evaluation assets	$	$	$
Acquisition costs:
Opening balance - (December 31, 2022)	11,308,721	-	11,308,721
Additions	-	-	-
Deductions	-	-	-
Impairment of acquisition costs	(11,308,720)	-	(11,308,720)
Closing balance - (December 31, 2023)	1	-	1
Deferred exploration costs:
Opening balance - (December 31, 2022)	51,806,355	-	51,806,355
Costs incurred during the year
Professional/technical fees	159,031	-	159,031
Geochemical, metallurgy	1,022	-	1,022
Travel and accommodation	70,324	-	70,324
Geology, geophysics and exploration	172,455	-	172,455
Supplies and miscellaneous	318,047	-	318,047
Environmental and permit	384,421	-	384,421
Value-added tax (Note 4)	164,189		164,189
Refund - Value-added tax	(561,086)	-	(561,086)
Impairment of deferred exploration cost	(52,514,758)	-	(52,514,758)
Total deferred exploration costs during the year	(51,806,355)	-	(51,806,355)
Closing balance - (December 31, 2023)	-	-	-
Total exploration and evaluation assets	1	-	1

During the year ended December 31, 2023, the Company recorded an impairment of acquisition cost of $11,308,720 (2022 - $Nil) and deferred exploration costs of $52,514,758 (2022 - $Nil) with respect to Tuligtic property due to the Mexican government’s action to revoke the Company’s mineral concession title and to prevent any further exploration and development plans on the Tuligtic property.

Title to exploration and evaluation assets involves certain inherent risks due to the difficulties of determining the validity of certain claims as well as the potential for problems arising from the frequently ambiguous conveyancing history characteristic of many mineral claims.

	Tuligtic	Other Property	Total
Exploration and evaluation assets	$	$	$
Acquisition costs:
Opening balance - (December 31, 2021)	11,211,756	1	11,211,757
Additions	96,965	-	96,965
Deductions	-	(1)	(1)
Closing balance - (December 31, 2022)	11,308,721	-	11,308,721
Deferred exploration costs:
Opening balance - (December 31, 2021)	50,219,882	-	50,219,882
Costs incurred during the year
Professional/technical fees	143,075	-	143,075
Claim maintenance/lease costs	169,651	-	169,651
Geochemical, metallurgy	3,929	-	3,929
Travel and accommodation	155,195	-	155,195
Geology, geophysics and exploration	307,712	-	307,712
Supplies and miscellaneous	310,804	-	310,804
Environmental and permit	640,541	-	640,541
Value-added tax (Note 4)	251,775		251,775
Refund - Value-added tax	(396,209)	-	(396,209)
Total deferred exploration costs during the year	1,586,473	-	1,586,473
Closing balance - (December 31, 2022)	51,806,355	-	51,806,355
Total exploration and evaluation assets	63,115,076	-	63,115,076